Insurance service expenses and other expenditure - Acquisition costs and other expenditure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Insurance service expenses and other expenditure
Acquisition costs incurred for insurance policies				$ 2,089
Acquisition cost deferred				(848)
Amortization of acquisition costs				343
Administration costs and other expenditure (net of other reinsurance commission)				3,128
Movement in amounts attributable to external unit holders of consolidated investment funds				(152)
Total acquisition costs and other expenditure				4,560
Depreciation and amortisation	$ 524	$ 494		830
Interest payable on core structural borrowings	(172)	(200)	[1]	(328)
Operating segments
Insurance service expenses and other expenditure
Depreciation and amortisation	491	468		799
Interest expense	(58)	(23)		(10)
Interest expense on lease liabilities	(8)	(7)		(10)
Operating segments | Hong Kong
Insurance service expenses and other expenditure
Depreciation and amortisation	42	43		123
Interest expense	(31)	(11)		(3)
Operating segments | Indonesia
Insurance service expenses and other expenditure
Depreciation and amortisation	11	12		51
Operating segments | Malaysia
Insurance service expenses and other expenditure
Depreciation and amortisation	21	21		56
Operating segments | Singapore
Insurance service expenses and other expenditure
Depreciation and amortisation	36	40		162
Operating segments | Growth markets and other
Insurance service expenses and other expenditure
Depreciation and amortisation	369	339		390
Operating segments | Eastspring
Insurance service expenses and other expenditure
Depreciation and amortisation	12	13		17
Unallocated to a segment
Insurance service expenses and other expenditure
Depreciation and amortisation	33	26		31
Interest expense	$ (23)	$ (9)		(331)
Interest payable on core structural borrowings				(328)
Interest expense on lease liabilities				$ (3)

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.